Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial income and expenses [Abstract]
Increase (decrease) in financial income expense	€ 49	€ (32)
Increase (decrease) in net interest expense	€ 4	€ (22)